Financial Instruments - Schedule of Hedging Instruments Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	¥ 4,063	¥ 2,948
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(19,283)	(21,182)
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(52,236)	(72,678)
Balance in hedge cost reserve	(15,930)	(23,127)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	344,866	188,343
Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	¥ 189,796	¥ 80,584